Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Sales and Purchase Commitments

As of June 30, 2023, the Company has committed to sell to certain customers a minimum of 102,450 MT to a maximum of 166,600 MT bunkers with delivery to be made in third quarter of 2023. As of June 30, 2023, the Company has committed to buy from certain suppliers a minimum of 57,000 MT to a maximum of 75,000 MT bunkers to be delivered in third quarter of 2023.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, and the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on its consolidated financial position, cash flows or results of operations. As of June 30, 2023, and December 31, 2022, the Company is not a party to any material legal or administrative proceedings and did not have any significant contingencies.